Regulatory Capital Information (Tables)	12 Months Ended
Dec. 31, 2025
Regulatory Capital Information [Abstract]
Transitional Template for Regulatory Capital RWA and Capital Ratios	Own Funds Template (incl. RWA and capital ratios)

in € m.	Dec 31, 2025	Dec 31, 2024
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves	42,983	44,130
Retained earnings	21,149	19,978
Accumulated other comprehensive income (loss), net of tax	(4,159)	(1,229)
Independently reviewed interim profits net of any foreseeable charge or dividend[1]	3,347	801
Other	917	1,020
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	64,237	64,700
Common Equity Tier 1 (CET 1) capital: regulatory adjustments
Additional value adjustments (negative amount)	(1,667)	(1,680)
Other prudential filters (other than additional value adjustments)	296	95
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(5,045)	(5,277)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)	(2,533)	(3,463)
Negative amounts resulting from the calculation of expected loss amounts	(2,579)	(3,037)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(1,135)	(1,173)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)	—	—
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10%/15% thresholds and net of eligible short positions) (negative amount)	—	—
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10%/15% thresholds) (negative amount)	—	—
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 468 CRR	—	1,012
Other regulatory adjustments[2]	(2,309)	(1,721)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital	(14,971)	(15,244)
Common Equity Tier 1 (CET 1) capital	49,266	49,457
Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts	11,648	11,508
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1		—
Additional Tier 1 (AT1) capital before regulatory adjustments	11,648	11,508
Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)	(130)	(130)
Residual amounts deducted from AT1 capital with regard to deduction from CET 1 capital during the transitional period pursuant to Art. 472 CRR
Other regulatory adjustments	—	—
Total regulatory adjustments to Additional Tier 1 (AT1) capital	(130)	(130)
Additional Tier 1 (AT1) capital	11,518	11,378
Tier 1 capital (T1 = CET 1 + AT1)	60,784	60,835

Tier 2 (T2) capital	7,050	7,676
Total capital (TC = T1 + T2)	67,834	68,511
Total risk-weighted assets	347,133	357,427
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)	14.2	13.8
Tier 1 capital ratio (as a percentage of risk-weighted assets)	17.5	17.0
Total capital ratio (as a percentage of risk-weighted assets)	19.5	19.2
[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year profits of € 6.9 billion reduced by deductions for future shareholder distribution of € 3.1 billion and AT1 coupons of € 0.5 billion
2Includes capital deductions of € 1.4 billion (December 31, 2024: € 1.4 billion) based on ECB guidance on irrevocable payment commitments related to the Single
Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 31, 2024: € 0.3 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures

Reconciliation of Shareholders Equity to Regulatory Capital	Reconciliation of shareholders’ equity to Own Funds

	CRR/CRD
in € m.	Dec 31, 2025	Dec 31, 2024
Total shareholders’ equity per accounting balance sheet (IASB IFRS)	69,015	68,709
Difference between equity per IASB IFRS/EU IFRS³	(2,082)	(2,433)
Total shareholders’ equity per accounting balance sheet (EU IFRS)	66,933	66,276
Deconsolidation/Consolidation of entities	(24)	(24)
Of which:
Additional paid-in capital	—	—
Retained earnings	(16)	(24)
Accumulated other comprehensive income (loss), net of tax	(9)	—
Total shareholders' equity per regulatory balance sheet	66,909	66,252
Minority Interests (amount allowed in consolidated CET 1)	917	1,020
AT1 coupon and shareholder distribution deduction[1]	(3,585)	(2,565)
Capital instruments not eligible under CET 1 as per CRR 28(1)	(4)	(7)
Common Equity Tier 1 (CET 1) capital before regulatory adjustments	64,237	64,700
Prudential filters	(1,371)	(1,585)
Of which:
Additional value adjustments	(1,667)	(1,680)
Any increase in equity that results from securitized assets	—	—
Fair value reserves related to gains or losses on cash flow hedges and gains or losses on liabilities designated at fair value resulting from changes in own credit standing	296	95
Regulatory adjustments	(13,600)	(13,659)
Of which:
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)	(5,045)	(5,277)
Deferred tax assets that rely on future profitability	(2,533)	(3,463)
Negative amounts resulting from the calculation of expected loss amounts	(2,579)	(3,037)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)	(1,135)	(1,173)
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities	—	—
Securitization positions not included in risk-weighted assets	—	—
Collective Investment Undertakings (CIU) not included in risk-weighted assets	(214)	—
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 468 CRR	—	1,012
Others[2]	(2,094)	(1,721)
Common Equity Tier 1 capital	49,266	49,457
[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year deductions include deductions for distribution to shareholders of € 3.1 billion and AT1 coupons of € 0.5 billion
[2] Includes capital deductions of € 1.4 billion (December 31, 2024: € 1.4 billion) based on ECB guidance on irrevocable payment commitments related to the Single
Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 31, 2024: € 0.3 billion) based on ECB’s supervisory recommendation for a prudential provisioning of non-performing exposures
[3]Differences in “equity per balance sheet” result entirely from deviations in profit (loss) after taxes due to the application of EU carve-out rules as set forth in Note 01
"Material Accounting Policies and Critical Accounting Estimates". These rules were initially applied in the first quarter 2020